Purchase Price Allocation (Detail) (Centurion Bank of Punjab Limited) In Millions	Mar. 31, 2009 INR	May 23, 2008 USD ($)	May 23, 2008 INR
Purchase Price
Issue of 349,419,780 equity shares	100,469.5	$ 2,255.7	100,469.5
Direct acquisition costs	622.8	14.0	622.8
Issue of stock options to employees	1,677.1	37.7	1,677.1
Total purchase price	102,769.4	2,307.4	102,769.4
Assets acquired:
Cash and cash equivalents		461.8	20,567.5
Term placements		209.2	9,318.7
Investments, available for sale		1,285.1	57,236.7
Loans		3,413.3	152,030.3
Accrued interest receivable		51.6	2,296.9
Property and equipment, net		73.8	3,288.9
Intangible assets		359.3	16,002.0
Other assets		136.8	6,093.6
Total assets acquired		5,990.9	266,834.6
Liabilities assumed:
Deposits		4,673.4	208,155.7
Short-term borrowings		13.3	591.9
Accrued interest payable		52.7	2,349.0
Long-term debt		329.8	14,687.8
Accrued expenses and other liabilities		296.8	13,218.7
Total estimated liabilities acquired		5,366.0	239,003.1
Total fair value of net assets acquired		624.9	27,831.5
Goodwill	74,937.9	$ 1,682.5	74,937.9